Accounts Receivable, Net (Tables)	6 Months Ended
Sep. 30, 2019
Receivables [Abstract]
Schedule of accounts receivable net

	September 30,	March 31,
	2019	2019
	(unaudited)
Accounts receivable	$4,630,953	$4,247,476
Less: Allowance for doubtful accounts	(62,830)	(66,917)
Total accounts and notes receivable, net	$4,568,123	$4,180,559